Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value, as represented by American Depositary Shares
Amount Registered | shares	64,470,000,000
Proposed Maximum Offering Price per Unit	0.0003
Maximum Aggregate Offering Price	$ 19,341,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,670.99
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Ordinary shares are represented by American Depositary Shares, or ADSs, each of which represents 12,000 ordinary shares of the registrant. ADSs issuable upon deposit of the ordinary shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-253915).

Consists of 64,470,000,000 ordinary shares represented by an aggregate of 5,372,500 ADSs consisting of (A) up to 1,750,000 ADSs issuable upon the exercise of pre-funded warrants, (B) up to 1,750,000 ADSs issuable upon the exercise series E warrants, (B) up to 1,750,000 ADSs issuable upon the exercise of series F warrants and (C) up to 122,500 ADSs issuable upon the exercise of placement agent warrants, in each case issued in a private placement transaction in August 2026. All ADSs are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-3.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low sale prices of the Registrant’s ADSs on the Nasdaq Capital Market on August 12, 2026, divided by 12,000 (to give effect to the 1:12,000 ratio of ADSs to ordinary shares).

The Registrant will not receive any proceeds from the sale of its ADSs by the selling shareholders.